LONG-TERM DEBT AND CREDIT FACILITIES (Details - Financing fees) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Fees
Unamortised Financing Fees, beginning of year	$ 80	$ 59
Unamortised Financing Fees, end of year	77	80	$ 59
Corporate Borrowings
Financing Fees
Unamortised Financing Fees, beginning of year	6	5	5
Amortisation Finance Fees	(1)	(1)	(1)
Additional Financing Fees	0	2	1
Unamortised Financing Fees, end of year	5	6	5
Sudsidiary
Financing Fees
Unamortised Financing Fees, beginning of year	74	54	66
Amortisation Finance Fees	(14)	(17)	(15)
Additional Financing Fees	16	41	7
Finance Fees Foreign Exchange Translation Other	(4)	(4)	(4)
Unamortised Financing Fees, end of year	$ 72	$ 74	$ 54